Related party transactions - Related party statement of income or loss (Details)		12 Months Ended
	Sep. 01, 2018	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of transactions between related parties [line items]
Issuance of shares		$ 0	$ 2,601,000	$ 50,000,000
Number of shares issued | shares		58,369,516
Net proceeds from private placement of common stock				50,000,000
Voyage revenue		$ 0	2,334,000	0
Voyage expenses		(1,461,000)	(3,507,000)	(2,414,000)
Vessel operating costs		(35,427,000)	(33,896,000)	(31,732,000)
Administrative expenses		(13,557,000)	(13,876,000)	(12,975,000)
Restricted stock amortization		$ 22,931,000	$ 28,506,000	27,421,000
Restricted Stock
Disclosure of transactions between related parties [line items]
Issuance of restricted stock, net of forfeitures (in shares) | shares		276,369	925,080
Handymax and MR
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools		$ 300
LR1
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools		250
Related Party - Bunker Provider
Disclosure of transactions between related parties [line items]
Bunker consumption, related party transaction		1,400,000	$ 2,900,000	300,000
Bunkers purchased from related party		2,600,000	3,600,000	800,000
Other related parties | Scorpio LR1 Pool Limited | LR1
Disclosure of transactions between related parties [line items]
Pool revenue		$ 47,053,000	87,028,000	66,009,000
Other related parties | Scorpio Commercial Management S.A.M.
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when included in pools, rercent		1.50%
Commission on gross revenue, per charter fixture	0.85%
Commission on gross revenue per charter fixture when excluded in pools, rercent		1.25%
Reimbursement of expenses		$ 14,726	45,539	200,000
Other related parties | Scorpio Commercial Management S.A.M. | LR2
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		250
Other related parties | Scorpio Commercial Management S.A.M. | Handymax and MR
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		325
Other related parties | Scorpio Commercial Management S.A.M. | LR1
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		300
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Disclosure of transactions between related parties [line items]
Technical management fee		32,700,000	31,900,000	30,000,000
Crew wages		152,000,000	146,000,000	138,900,000
Fixed annual technical management fee		175,000
Other related parties | Amounts due to a port agent - related party
Disclosure of transactions between related parties [line items]
Voyage expenses		19,175	4,925	4,357
Vessel operating costs		2,700,000	2,000,000	1,700,000
Other related parties | Scorpio Services Holding Limited (SSH)
Disclosure of transactions between related parties [line items]
Administrative fees charged by SSH		(12,200,000)	12,600,000	11,400,000
Reimbursement of expenses		51,962	19,772	200,000
Other related parties | Scorpio Services Holding Limited (SSH) | Restricted Stock
Disclosure of transactions between related parties [line items]
Restricted stock amortization		$ (1,300,000)	$ 1,200,000	$ 1,100,000
Issuance of restricted stock, net of forfeitures (in shares) | shares		315,950	315,950	221,900
Scorpio MR Pool Limited | Other related parties | MR
Disclosure of transactions between related parties [line items]
Pool revenue		$ 256,874,000	$ 340,937,000	$ 261,727,000
Scorpio MR Pool Limited | Other related parties | Scorpio MR Pool Limited | MR
Disclosure of transactions between related parties [line items]
Pool revenue		256,874,000	340,937,000	261,727,000
Scorpio LR2 Pool Limited | Other related parties | LR2
Disclosure of transactions between related parties [line items]
Pool revenue		180,912,000	369,476,000	260,893,000
Scorpio LR2 Pool Limited | Other related parties | Scorpio LR2 Pool Limited | LR2
Disclosure of transactions between related parties [line items]
Pool revenue		180,912,000	369,476,000	260,893,000
Scorpio Handymax Tanker Pool Limited | Other related parties | Handymax
Disclosure of transactions between related parties [line items]
Pool revenue		50,143,000	105,355,000	103,150,000
Scorpio Handymax Tanker Pool Limited | Other related parties | Scorpio Handymax Tanker Pool Limited | Handymax
Disclosure of transactions between related parties [line items]
Pool revenue		$ 50,143,000	$ 105,355,000	$ 103,150,000